Segment Information - Segment assets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements
Intangible assets, net	$ 6,825,887	$ 8,971,737	$ 12,244,484
Total segment assets	20,693,630	33,795,795	32,421,214
Prescription Medications
Statements
Intangible assets, net	3,410,499	4,903,749	7,178,704
Total segment assets	15,640,046	27,891,180	25,831,048
Medical Devices
Statements
Intangible assets, net	3,415,388	4,067,988	5,065,780
Total segment assets	$ 5,053,584	$ 5,904,615	$ 6,590,166